Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Fair Value Off Balance Sheet Risks Text Block
	December 31,
(In thousands)	2012	2011
Commitments to extend credit:
Credit card lines	$4,379,071	$4,297,755
Commercial lines of credit	2,044,382	2,039,629
Other unused credit commitments	351,537	358,572
Commercial letters of credit	20,634	11,632
Standby letters of credit	127,519	124,709
Commitments to originate mortgage loans	41,187	53,323